Amount Due from / to Related Parties and Shareholders - Schedule of Compensation of Key Management Personnel of the Group (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Compensation of Key Management Personnel of the Group [Abstract]
Short term employee benefits	$ 1,352,815	$ 1,377,454
Post-employment pension and medical benefits	23,071	47,007
Termination benefits		15,665
Share-based payment transactions		87,209
Total compensation of key management personnel of the Group	$ 1,375,886	$ 1,527,335